Schedule of Investments (unaudited) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)(b)	$2,450	$3,485,569

Education — 3.2%
George Washington University, Series 2018, 4.13%, 09/15/48	7,191	8,482,582
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	18,190	22,133,719
Wesleyan University, 4.78%, 07/01/16(a)	11,000	13,550,717

		44,167,018

Health Care Providers & Services — 4.3%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	11,300	11,287,266
CommonSpirit Health, 3.82%, 10/01/49	7,750	8,115,613
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,244,727
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5,065	6,327,985
Tower Health,, Series 2020, 4.45%, 02/01/50	4,593	3,845,173
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	24,352,936

		60,173,700

Total Corporate Bonds — 7.7% (Cost: $92,815,881)		107,826,287

Municipal Bonds

Arizona — 2.3%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	32,550,597

California — 25.4%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	11,000	18,080,920
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40(a)	13,700	21,067,723
Series S-1, 7.04%, 04/01/50	1,015	1,764,395
Series S-3, 6.91%, 10/01/50(a)	14,000	24,806,600
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	18,145	29,500,504
City of Riverside California, RB, Series A, 3.86%, 06/01/45	8,265	8,589,732
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	30,614,214
County of Riverside California, RB, 3.82%, 02/15/38	11,450	12,830,641
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	13,785	16,597,002
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 4.09%, 01/15/49	14,540	15,163,475
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	9,425	9,705,865
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(a)	10,000	16,394,700
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series B, (AGM), 6.60%, 03/01/41(a)	10,000	10,171,300
Orange County Local Transportation Authority, Refunding RB, BAB, Series A, 6.91%, 02/15/41(a)	5,000	7,363,700
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	4,000	4,213,320
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	15,547,067

Security	Par (000)	Value

California (continued)
State of California, GO, BAB (continued)
7.63%, 03/01/40	$8,950	$15,278,276
7.60%, 11/01/40	15,000	26,475,300
University of California, RB, BAB(a)
5.95%, 05/15/45	24,000	33,947,520
6.30%, 05/15/50	27,010	35,333,672

		353,445,926

Colorado — 4.2%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	9,674,890
Denver City & County School District No.1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	8,950,800
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(a)	23,000	35,160,560
State of Colorado, COP, BAB, Series E, 7.02%, 03/15/31(c)	5,000	5,120,100

		58,906,350

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	5,055	4,998,081

District of Columbia — 2.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47	10,750	15,962,782
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	15,844,305

		31,807,087

Florida — 3.9%
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	610	611,690
Florida Development Finance Corp., RB, 7.00%, 12/01/48(b)	4,500	4,102,020
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	14,576,400
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	15,524,302
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	225	225,632
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,575	2,798,639
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	16,807,230

		54,645,913

Georgia — 6.4%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	26,656	38,616,547
6.66%, 04/01/57	24,635	36,186,105
7.06%, 04/01/57	9,851	13,982,904

		88,785,556

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series B, 7.15%, 06/15/31	980	939,359

Illinois — 16.6%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	9,990,213
Chicago Board of Education, GO, BAB 6.04%, 12/01/29	12,935	13,429,246

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, BAB (continued)
6.14%, 12/01/39	$2,085	$2,064,942
6.52%, 12/01/40	9,745	9,757,863
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	2,162,925
Chicago Transit Authority Sales Tax Receipts Fund, RB
Series A, 6.90%, 12/01/40	4,075	5,693,020
Series B, 6.90%, 12/01/40	4,900	6,847,162
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	21,579,252
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series B, 3.91%, 12/01/40	3,960	4,190,195
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 6.90%, 01/01/40(a)	36,000	49,493,880
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	21,276,495
City of Chicago Illinois, Refunding GO, Series B, 5.43%, 01/01/42	2,565	2,395,402
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	5,000	5,196,850
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	21,632,100
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	7,791,550
State of Illinois, GO, BAB
6.73%, 04/01/35	6,320	7,017,538
7.35%, 07/01/35	35,855	40,691,481

		231,210,114

Indiana — 1.8%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39	7,900	12,165,447
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	13,404,000

		25,569,447

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, Refunding RB, Series B, 2.68%, 09/01/37	1,000	1,009,720

Kentucky — 1.3%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	13,800	17,877,072

Louisiana — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, (AGM), 2.59%, 02/01/43	4,800	4,560,288

Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	1,000	934,690

Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	6,994,200
Massachusetts Educational Financing Authority, RB, Series A, 3.61%, 07/01/36	20,175	19,911,515

		26,905,715

Michigan — 4.2%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	9,050,175

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	$10,000	$10,039,100
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(d)	50,000	10,915,000
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50	5,500	7,016,460
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	16,340,615
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	5,230	5,592,387

		58,953,737

Minnesota — 1.4%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	11,530,240
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	8,077,500

		19,607,740

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	7,477,350

Missouri — 2.0%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(a)	7,000	10,611,790
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	16,537,840

		27,149,630

Nevada — 0.4%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	2,052,511
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	3,209,300

		5,261,811

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, 2.87%, 07/01/35	5,090	5,243,056

New Jersey — 12.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(a)	20,974	25,679,936
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42	20,000	19,856,000
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series C, (AGM), 6.65%, 11/01/44	14,360	14,384,556
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	5,076,720
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	29,355	27,975,022
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41(a)	34,000	54,663,500
Series F, 7.41%, 01/01/40	6,790	11,147,550
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/21	7,275	8,201,326

		166,984,610

New York — 11.0%
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,672,347
7.34%, 11/15/39(a)	13,245	20,228,426

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, BAB (continued)
6.69%, 11/15/40(a)	$13,000	$15,664,740
Series E, 7.13%, 11/15/30	15,000	15,014,700
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	4,468,412
Nassau County Tobacco Settlement Corp., Refunding RB, Series A-1, 6.83%, 06/01/21	8,250	8,267,831
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB(a)
5.93%, 11/01/36	6,060	6,081,392
5.57%, 11/01/38	19,000	25,273,230
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	20,106,900
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 01/01/29	6,010	6,626,085
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	14,825	18,973,035
Port Authority of New York & New Jersey, RB
Consolidated, 165th Series, 5.65%, 11/01/40	2,750	3,751,633
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	5,037,995

		152,166,726

Ohio — 7.4%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	15,996,800
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	14,300,300
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	30,575	48,018,037
Mariemont City School District, Refunding GO, BAB, 6.55%, 12/01/47(a)(c)	10,055	10,102,661
Ohio University, RB, 5.59%, 12/01/14	10,100	13,730,445

		102,148,243

Oklahoma — 0.4%
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(a)	3,500	5,080,600

Pennsylvania — 4.2%
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38	2,210	2,484,946
Series A, 4.14%, 06/01/38	6,200	7,174,144
Series A, 3.81%, 06/01/41	4,920	5,555,270
Lehigh County Authority, Refunding RB, (BAM), 3.48%, 12/01/55	900	911,115
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	32,269,309
Temple University-of The Commonwealth System of Higher Education, Refunding RB, Series 2020, 3.08%, 04/01/40	10,000	10,169,000

		58,563,784

Puerto Rico — 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series B, Senior Lien, 5.00%, 07/01/23	2,355	2,342,848
Series B, Senior Lien, 5.35%, 07/01/27	16,755	16,498,481
Series B, Senior Lien, 6.15%, 07/01/38	2,160	2,160,303
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, 4.55%, 07/01/40	14,899	13,925,201

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-1, Restructured, 4.75%, 07/01/53	$3,465	$3,632,498
Series A-2, Restructured, 4.33%, 07/01/40	5,000	5,146,650
Series A-2, Restructured, 4.78%, 07/01/58	12,447	13,067,981

		56,773,962

South Carolina — 3.1%
South Carolina Public Service Authority, RB, Series F, (AGM), 5.74%, 01/01/30	5,000	6,244,050
South Carolina Public Service Authority, RB, BAB, Series C, (AGM), 6.45%, 01/01/50	11,290	17,865,409
South Carolina Public Service Authority, Refunding RB, Series D, 4.77%, 12/01/45	10,085	12,670,794
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	6,285	6,501,078

		43,281,331

Tennessee — 4.2%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series C, 7.00%, 07/01/45	5,800	5,093,502
Metropolitan Government of Nashville & Davidson County Convention Center Auth, RB, BAB, Series A2, 7.43%, 07/01/43(a)	35,105	52,516,027

		57,609,529

Texas — 3.6%
City of Austin Texas, ARB, 5.75%, 11/15/42	5,000	5,281,350
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45(a)	7,500	8,314,050
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	2,500	3,469,250
Dallas Fort Worth International Airport, Refunding RB, Series C, 3.09%, 11/01/40	10,155	10,256,449
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	1,085	1,064,515
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	20,000	21,134,800

		49,520,414

Utah — 2.5%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(a)	26,405	35,138,190

Virginia — 3.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	31,990	33,142,600
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.64%, 06/01/45	8,435	8,916,385

		42,058,985

Washington — 2.3%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	26,100	32,192,262

West Virginia — 6.0%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	29,400	31,862,250
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	40,000	39,795,200
Series B, Class 2, 4.88%, 06/01/49	12,175	12,187,905

		83,845,355

Wisconsin — 0.9%
Public Finance Authority, RB
6.75%, 11/01/24(b)	3,580	3,592,852
Series A, 7.55%, 12/01/30(b)	1,470	1,496,196

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 7.63%, 12/01/48(b)	$5,310	$4,965,487
Series B, 6.00%, 06/15/24	435	433,008
Public Finance Authority, Refunding RB,
Series B, 6.13%, 10/01/49(b)	1,470	1,372,730

		11,860,273

Total Municipal Bonds — 140.7% (Cost: $1,573,509,109)		1,955,063,503

Total Long-Term Investments — 148.4% (Cost: $1,666,324,990)		2,062,889,790

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	847,820	847,820

Total Short-Term Securities — 0.1% (Cost: $847,820)		847,820

Total Investments — 148.5% (Cost: $1,667,172,810)		2,063,737,610

Liabilities in Excess of Other Assets — (48.5)%		(673,817,957)

Net Assets — 100.0%		$1,389,919,653

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,321,745	$—	$(5,473,925	)(a)	$—	$—	$847,820	847,820	$1,875	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	1.05	%(b)	03/10/20	Open	$1,145,682	$1,153,902	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.05	(b)	03/10/20	Open	1,775,569	1,788,308	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.10	(b)	04/08/20	Open	5,443,750	5,478,182	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.15	(b)	04/08/20	Open	9,036,931	9,096,688	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.50	(b)	04/15/20	Open	11,935,000	12,033,961	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	2,769,000	2,777,503	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	4,578,000	4,593,107	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	21,147,000	21,211,939	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	3,268,750	3,277,739	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	20,634,000	20,697,364	Municipal Bonds	Open/Demand

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Mitsubishi UFJ Securities (USA) Inc	0.60	%(b)	05/19/20	Open	$38,646,000	$38,773,532	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	31,000,000	31,095,196	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	31,774,500	31,872,074	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	17,032,500	17,084,804	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	8,745,000	8,771,854	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	16,897,500	16,949,389	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	7,987,500	8,012,028	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	6,447,500	6,468,777	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	14,683,500	14,731,956	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	48,603,000	48,752,252	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/19/20	Open	9,785,000	9,815,048	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/20/20	Open	21,161,000	21,225,982	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/20/20	Open	18,382,660	18,439,110	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc	0.60	(b)	05/20/20	Open	9,604,700	9,634,194	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.65	(b)	06/25/20	Open	16,387,500	16,425,669	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.80	(b)	08/20/20	Open	33,615,000	33,737,695	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	30,447,787	30,497,392	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	42,175,000	42,243,710	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	34,560,000	34,616,304	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	7,462,500	7,474,658	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	32,982,344	33,036,078	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/10/20	Open	35,820,000	35,878,357	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	09/25/20	Open	4,004,125	4,008,474	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.00	(b)	10/29/20	Open	14,986,806	14,988,055	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.00	(b)	10/29/20	Open	17,806,250	17,807,734	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.00	(b)	10/29/20	Open	28,215,475	28,217,826	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	10/29/20	Open	16,012,500	16,013,523	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	10/29/20	Open	7,118,750	7,119,205	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	10/29/20	Open	16,180,144	16,181,177	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15	(b)	10/29/20	Open	5,946,375	5,946,755	Municipal Bonds	Open/Demand

					$706,204,598	$707,927,501

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	390	12/21/20	$53,905	$308,865
U.S. Long Treasury Bond	346	12/21/20	59,674	1,317,487

				$1,626,352

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$107,826,287	$—	$107,826,287
Municipal Bonds	—	1,955,063,503	—	1,955,063,503
Short-Term Securities
Money Market Funds	847,820	—	—	847,820

	$847,820	$2,062,889,790	$—	$2,063,737,610

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,626,352	$—	$—	$1,626,352

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $707,927,501 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

TA	Tax Allocation

6